Note 7 - Property and Equipment - Discloser of detailed information (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Property and equipment	$ 23,936	$ 23,885
Gross carrying amount [member]
Statement Line Items [Line Items]
Property and equipment	36,636	36,721
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property and equipment	$ (12,700)	$ (12,836)